Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
LHA Market State™ Tactical Beta ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Beta ETF
Class Name	LHA Market State™ Tactical Beta ETF
Trading Symbol	MSTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Market State™ Tactical Beta ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstb. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State™ Tactical Beta ETF	$144	1.32%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to MSTB’s performance in 2024 was the fund’s steady strategic allocation to S&P500®  investments with only sporadic tactical risk mitigation investments in response to the VIX marketplace. The tactical risk mitigation via VIX futures was deployed several times, most notably in early August before the broad unwinding of the Japanese Yen carry trade (i.e., borrowing low interest-rate Yen to invest in higher interest-rate investment in other currencies) and around the US elections in early November. Both produced temporary and sudden VIX hedging moves and reduction in S&P 500® exposure; but both were temporary. MSTB’s S&P 500® exposure for the year ranged between approximately 90% and 100% of net assets, within portfolio guideline limits of 80% to 120%; the tactical risk management overlay never exceeded approximately 15% VIX exposure, within the strategy’s guidelines of 0% to 30%. The fund returns in 2024 were achieved with approximately 10.8% standard deviation (volatility risk) in line with the S&P 500® market index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/29/2020)
LHA Market State™ Tactical Beta ETF NAV	18.37	9.00
S&P 500 TR	25.02	16.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstb for more recent performance information. Visit https://www.lhafunds.com/mstb for more recent performance information.
Net Assets	$ 145,556,735
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,459,270
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$145,556,735
Number of Holdings	6
Net Advisory Fee	$1,459,270
Portfolio Turnover	0%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	83.8%
U.S. Treasury Bills	12.7%
Money Market Funds	4.9%
Futures Contracts	-0.5%
Cash & Other	-0.9%

Top Issuers	(% of Net Assets)
SPDR S&P 500 ETF Trust	83.8%
United States Treasury Bill	12.7%
First American Treasury Obligations Fund	2.5%
First American Government Obligations Fund	2.4%
S&P 500 Index	-0.5%

Updated Prospectus Web Address	https://www.lhafunds.com/mstb
LHA Market State™ Tactical Q ETF
Shareholder Report [Line Items]
Fund Name	LHA Market State™ Tactical Q ETF
Class Name	LHA Market State™ Tactical Q ETF
Trading Symbol	MSTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Market State™ Tactical Q ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/mstq. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/mstq
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Market State™ Tactical Q ETF	$160	1.46%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to MSTQ’s performance in 2024 was the fund’s steady strategic allocation to NASDAQ 100® investments with only sporadic tactical risk mitigation investments in response to the VIX marketplace.   The tactical risk mitigation via VIX futures was deployed several times, most notably in early August before the broad unwinding of the Japanese Yen carry trade (i.e., borrowing low interest-rate Yen to invest in higher interest-rate investment in other currencies) and around the US elections in early November.   Both produced temporary and sudden VIX hedging moves and reduction in NASDAQ 100® exposure; but both were temporary.   MSTQ’s NASDAQ 100® exposure for the year ranged between approximately 90% and 100% of net assets, within portfolio guideline limits of 80% to 120%; the tactical risk management overlay never exceeded approximately 15% VIX exposure, within the strategy’s guidelines of 0% to 30%.   The fund returns in 2024 were achieved with approximately 11.7% standard deviation (volatility risk) in line with the NASDAQ 100® market index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/14/2022)
LHA Market State™ Tactical Q ETF NAV	19.54	11.69
NASDAQ 100 Total Return Index	25.88	19.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/mstq for more recent performance information. Visit https://www.lhafunds.com/mstq for more recent performance information.
Net Assets	$ 23,634,262
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 185,325
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,634,262
Number of Holdings	6
Net Advisory Fee	$185,325
Portfolio Turnover	0%
30-Day SEC Yield	1.97%
30-Day SEC Yield Unsubsidized	1.97%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	50.5%
Money Market Funds	32.6%
U.S. Treasury Bills	23.4%
Futures Contracts	-2.2%
Cash & Other	-4.3%

Top Issuers	(% of Net Assets)
Invesco QQQ Trust Series 1	50.5%
United States Treasury Bill	23.4%
First American Government Obligations Fund	16.3%
First American Treasury Obligations Fund	16.3%
Nasdaq 100 Index	-2.2%

Updated Prospectus Web Address	https://www.lhafunds.com/mstq
LHA Risk-Managed Income ETF
Shareholder Report [Line Items]
Fund Name	LHA Risk-Managed Income ETF
Class Name	LHA Risk-Managed Income ETF
Trading Symbol	RMIF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the LHA Risk-Managed Income ETF for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lhafunds.com/rmif. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.lhafunds.com/rmif
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LHA Risk-Managed Income ETF	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The key factor to RMIF’s performance in 2024 was the fund’s strategic allocation to a consistent combination of floating rate senior loans and high yield ETFs.   Floating rate ETFs (approximately 60% of the portfolio) continued to have attractive current interest rates throughout 2024 – their low durations reducing much or their price sensitivity to interest rate fluctuations, particularly during the fourth quarter when bond yields reversed course and rose.   High yield ETFs (approximately 40% of the portfolio) exhibited consistent positive price momentum, providing the opportunity to participate in the higher yields of the asset class.   The fund returns in 2024 were achieved with low 1.45% annualized standard deviation (volatility risk).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2023)
LHA Risk-Managed Income ETF NAV	7.04	7.19
Bloomberg US Aggregate Bond Index	1.25	2.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.lhafunds.com/rmif for more recent performance information. Visit https://www.lhafunds.com/rmif for more recent performance information.
Net Assets	$ 35,824,358
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 360,365
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$35,824,358
Number of Holdings	7
Net Advisory Fee	$360,365
Portfolio Turnover	0%
Average Credit Quality	AAA
Effective Duration	3 yrs
30-Day SEC Yield	6.84%
30-Day SEC Yield Unsubsidized	6.84%

Holdings [Text Block]

Security Type	(% of Net Assets)
Exchange Traded Funds	99.1%
Money Market Funds	1.8%
Cash & Other	-0.9%

Top Issuers	(% of Net Assets)
Invesco Senior Loan ETF	20.3%
SPDR Blackstone Senior Loan ETF	20.2%
SPDR Bloomberg Short Term High Yield Bond ETF	20.1%
First Trust Senior Loan ETF	19.5%
iShares 0-5 Year High Yield Corporate Bond ETF	18.9%
First American Government Obligations Fund	0.9%
First American Treasury Obligations Fund	0.9%

Updated Prospectus Web Address	https://www.lhafunds.com/rmif